UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.
(Exact name of registrant as specified in charter)
First National Bank, 1620 Dodge Street Omaha, NE 68197
(Address of principal executive offices)     (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-662-4203
Date of fiscal year end: March 31, 2009
Date of reporting period: June 30, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.
First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
SHORT — INTERMEDIATE BOND FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.3%):
$975,000	AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	$981,960
858,000	Countrywide Asset-Backed Certificates, 3.73%, 5/25/37 (a)(b)	451,035
952,089	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	746,298

Total Asset-Backed Securities		2,179,293

Commercial Mortgage Backed Securities (8.7%):
600,000	Banc of America Commercial Mortgage, Inc., 7.38%, 9/15/32	624,010
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	861,537
775,000	First Union National Bank Commercial Mortgage, 8.08%, 10/15/32 (a)(b)	822,917
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	599,515
671,000	LB-UBS Commercial Mortgage Trust, 6.37%, 12/15/28	688,752
850,000	LB-UBS Commercial Mortgage Trust, 6.30%, 11/15/33	870,046

Total Commercial Mortgage Backed Securities		4,466,777

Corporate Bonds (19.2%):
Aerospace & Defense (0.7%):
350,000	United Technologies Corp., 6.10%, 5/15/12	370,325

Banks (4.6%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	918,751
935,000	Bank One Corp., 10.00%, 8/15/10	1,007,038
550,000	USB Capital IX, 6.19%, 4/15/49 (L)	418,000

		2,343,789

Computers (1.7%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11 (L)	849,411

Electric Integrated (1.6%):
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	403,057
380,000	Wisconsin Energy Corp., 6.50%, 4/1/11	396,530

		799,587

Financial Services (9.0%):
825,000	Countrywide Home Loan, 5.63%, 7/15/09	804,529
710,000	General Electric Capital Corp., 5.88%, 2/15/12	736,611
850,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11	882,372
900,000	Household Finance Corp., 4.75%, 7/15/13	859,625
350,000	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	330,121
415,000	Morgan Stanley, 6.75%, 4/15/11	425,705
633,811	Preferred Term Securities XXIV Ltd., 3.08%, 3/22/37 (a)(b)	534,778

		4,573,741

Oil & Gas Exploration Services (1.6%):
825,000	Phillips Petroleum Co., 6.38%, 3/30/09	840,762

Total Corporate Bonds		9,777,615

Mortgage-Backed Securities (15.4%):
	Fannie Mae (7.3%)
1,500,000	4.00%, 9/25/10	1,519,138
2,185,000	4.00%, 3/25/15	2,186,794

		3,705,932

	Freddie Mac (8.1%)
1,922,732	4.50%, 1/15/17	1,903,095
2,260,000	4.50%, 12/15/17	2,265,169

		4,168,264

Total Mortgage-Backed Securities		7,874,196

U.S. Government Agency Obligations (17.7%):
	Fannie Mae (4.0%):
1,950,000	4.88%, 5/18/12	2,016,103

	Federal Home Loan Bank (3.9%):
1,950,000	4.88%, 5/14/10	2,009,467

	Freddie Mac (9.8%)
1,000,000	6.63%, 9/15/09 (L)	1,043,456
1,850,000	6.88%, 9/15/10 (L)	1,988,245
1,925,000	4.75%, 1/18/11	1,986,885

		5,018,586

Total U.S. Government Agency Obligations		9,044,156

U.S. Treasury Obligations (33.5%):
	U.S. Treasury Notes (33.5%)
3,300,000	4.00%, 4/15/10 (L)	3,384,048
5,000,000	4.50%, 11/15/10 (L)	5,205,080
2,520,000	4.50%, 9/30/11	2,633,793
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
SHORT — INTERMEDIATE BOND FUND

Shares or
Principal	Security
Amount	Description	Value
U.S. Treasury Obligations — Continued
U.S. Treasury Notes — Continued
$5,650,000	4.25%, 9/30/12 (L)	$5,882,622

Total U.S. Treasury Obligations		17,105,543

Investment Company (0.4%):
216,593	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	216,593

Total Investment Companies		216,593

Pool Of Investments Held As Collateral For Loaned Securities (27.0%):
13,759,273	Securities Lending Quality Trust	13,759,273

Total Pool Of Investments Held As Collateral For Loaned Securities		13,759,273

Total Investments — 126.2% (Cost $64,348,770)(c)		64,423,446

Liabilities in excess of other assets — (26.2)%		(13,384,285)

NET ASSETS — 100.0%		$51,039,161

(a)	Variable rate securities. The rate reflected is the rate in effect at June 30, 2008.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
INCOME FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.1%):
$1,075,000	Countrywide Asset-Backed Certificates, 3.73%, 5/25/37 (a) (b)	$565,107
1,222,942	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	958,607
899,081	Structured Asset Securities Corp., 5.30%, 9/25/33 (b)	906,106

Total Asset-Backed Securities		2,429,820

Commercial Mortgage Backed Securities (16.9%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (a)	1,295,656
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	968,019
957,364	Citigroup Mortgage Loan Trust, Inc., 6.50%, 7/25/34	908,897
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	1,133,553
908,525	CS First Boston Mortgage Securities Corp., 5.75%, 4/25/33	850,039
900,000	First Union National Bank Commercial Mortgage, 8.08%, 10/15/32 (a) (b)	955,646
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	656,365
1,025,000	J.P. Morgan Chase Commercial Mortgage Securities, 5.16%, 10/12/37	1,009,571
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	949,472
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,263,103

Total Commercial Mortgage Backed Securities		9,990,321

Corporate Bonds (18.1%):
Aerospace & Defense (0.7%):
400,000	United Technologies Corp., 4.88%, 5/1/15	397,603

Banks (1.4%):
675,000	USB Capital IX, 6.19%, 4/15/49 (L)	513,000
375,000	Wachovia Bank NA, 6.60%, 1/15/38	326,771

		839,771

Computers (2.1%):
660,000	Cisco Systems, Inc., 5.50%, 2/22/16	665,879
535,000	Hewlett-Packard Co., 6.50%, 7/1/12	569,700

		1,235,579

Electric Integrated (1.2%):
315,000	Alabama Power Co., 5.50%, 10/15/17	317,294
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	403,057

		720,351

Financial Services (7.3%):
605,000	American Express Co., 6.80%, 9/1/66	559,349
690,000	General Electric Capital Corp., 4.88%, 3/4/15 (L)	681,585
565,000	HSBC Finance Corp., 6.75%, 5/15/11 (L)	587,164
365,000	Merrill Lynch & Co., 5.00%, 1/15/15	332,586
350,000	Morgan Stanley, 4.75%, 4/1/14	318,931
912,309	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (a)	817,657
653,774	Preferred Term Securities XXIV Ltd., 3.08%, 3/22/37 (a) (b)	551,622
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49 (L)	484,547

		4,333,441

Insurance (2.0%):
590,000	Chubb Corp., 6.80%, 11/15/31	601,769
515,000	General Reinsurance Corp., 9.00%, 9/12/09	546,798

		1,148,567

Office Automation & Equipment (1.1%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	664,313

Oil & Gas Exploration Services (1.1%):
510,000	Tosco Corp., 8.13%, 2/15/30	627,390

Utilities (1.2%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	614,557
80,000	Laclede Gas Co., 6.50%, 10/15/12	84,140

		698,697

Total Corporate Bonds		10,665,712

Mortgage-Backed Securities (31.8%):
	Fannie Mae (6.9%)
936,831	5.50%, 11/1/16	944,140
196,669	4.50%, 12/1/18	192,330
1,315,000	4.00%, 2/25/19	1,222,581
1,248,794	7.50%, 8/1/22	1,361,667
376,860	5.00%, 8/1/34	361,558

		4,082,276

	Freddie Mac (24.9%)
1,033,916	5.00%, 12/15/15	1,045,593
2,485,000	4.00%, 1/15/17	2,436,423
631,406	4.50%, 1/15/17	624,957
1,003,024	5.00%, 5/1/18	1,000,885
1,090,000	4.50%, 4/15/19	1,057,138
2,009,000	4.50%, 6/15/21	1,869,654
609,586	4.25%, 4/15/22	610,622
2,040,000	5.00%, 4/15/28	2,062,812
2,030,000	5.00%, 2/15/29	2,047,873
2,025,000	5.00%, 3/15/34	1,954,878

		14,710,835

Total Mortgage-Backed Securities		18,793,111

U.S. Government Agency Obligations (11.8%):
	Fannie Mae (3.3%)
525,000	5.13%, 4/15/11 (L)	546,033
1,385,000	5.38%, 6/12/17 (L)	1,447,820

		1,993,853

	Federal Home Loan Bank (5.8%)
1,175,000	2.75%, 6/18/10 (L)	1,164,313
2,250,000	3.88%, 6/14/13 (L)	2,222,496
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
INCOME FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations — Continued
Federal Home Loan Bank — Continued

		3,386,809

	Freddie Mac (2.7%):
$1,565,000	4.50%, 1/15/15 (L)	$1,573,725

Total U.S. Government Agency Obligations		6,954,387

U.S. Treasury Obligations (15.6%):
	U.S. Treasury Bonds (2.8%)
950,000	8.88%, 2/15/19	1,323,617
300,000	5.50%, 8/15/28	334,805

		1,658,422

	U.S. Treasury Notes (12.8%)
250,000	3.88%, 9/15/10 (L)	256,485
1,400,000	4.25%, 8/15/13 (L)	1,460,593
750,000	4.75%, 5/15/14 (L)	804,023
1,600,000	4.00%, 2/15/15 (L)	1,644,626
700,000	4.50%, 11/15/15 (L)	737,187
2,500,000	4.63%, 2/15/17 (L)	2,632,030

		7,534,944

Total U.S. Treasury Obligations		9,193,366

Investment Company (1.1%):
682,004	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	682,004

Total Investment Companies		682,004

Pool Of Investments Held As Collateral For Loaned Securities (24.0%):
14,164,343	Securities Lending Quality Trust	14,164,343

Total Pool Of Investments Held As Collateral For Loaned Securities		14,164,343

Total Investments — 123.4% (Cost $73,583,597)(c)		72,873,064

Liabilities in excess of other assets — (23.4)%		(13,816,988)

NET ASSETS — 100.0%		$59,056,076

(a)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(b)	Variable rate securities. The rate reflected is the rate in effect at June 30, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
BALANCED FUND

	Security
Shares	Description	Value
Common Stocks (47.6%):
Aerospace & Defense (0.6%):
2,000	Alliant Techsystems, Inc.(a)(L)	$203,360

Biotechnology (0.8%):
4,500	Biogen Idec, Inc.(a)(L)	251,505

Chemicals (2.9%):
2,000	Potash Corp. of Saskatchewan, Inc.	457,140
2,500	Praxair, Inc.	235,600
4,000	Sigma-Aldrich Corp.(L)	215,440

		908,180

Communications (0.9%):
3,000	L-3 Communications Holdings, Inc.	272,610

Financial Services (1.1%):
4,000	Affiliated Managers Group, Inc.(a)(L)	360,240

Food & Beverage (3.8%):
20,000	Safeway, Inc.	571,000
20,000	The Hain Celestial Group, Inc.(a)(L)	469,600
6,000	The Pepsi Bottling Group, Inc.(L)	167,520

		1,208,120

Health Care Services (1.8%):
6,000	Cerner Corp.(a)(L)	271,080
8,000	Psychiatric Solutions, Inc.(a)(L)	302,720

		573,800

Household Products (0.9%):
5,000	Church & Dwight Co., Inc.(L)	281,750

Industrial (3.9%):
7,500	AGCO Corp.(a)(L)	393,075
6,000	Peabody Energy Corp.(L)	528,300
6,000	Snap-on, Inc.(L)	312,060

		1,233,435

Information Technology Services (3.1%):
10,000	Cognizant Technology Solutions Corp.(a)	325,100
2,000	Equinix, Inc.(a)(L)	178,440
3,000	FactSet Research Systems, Inc.(L)	169,080
7,000	FISERV, Inc.(a)(L)	317,590

		990,210

Insurance (3.9%):
6,000	AFLAC, Inc.	376,800
3,500	Everest Re Group Ltd.	278,985
17,500	HCC Insurance Holdings, Inc.	369,950
8,000	W.R. Berkley Corp.(L)	193,280

		1,219,015

Internet Security (1.0%):
17,000	Symantec Corp.(a)(L)	328,950

Manufacturing — Diversified (3.1%):
2,500	Eaton Corp.	212,425
4,000	Joy Global, Inc.	303,320
4,000	Roper Industries, Inc.	263,520
4,000	Terex Corp.(a)(L)	205,480

		984,745

Media (0.4%):
8,000	News Corp., Class A	120,320

Medical Products (2.6%):
3,500	Charles River Laboratories International, Inc.(a)	223,720
14,000	PSS World Medical, Inc.(a)(L)	228,200
6,000	Stryker Corp.(L)	377,280

		829,200

Medical Services (1.0%):
7,000	West Pharmaceutical Services, Inc.	302,960

Oil & Gas Exploration Services (5.4%):
1,500	Apache Corp.	208,500
3,000	Forest Oil Corp.(a)(L)	223,500
10,000	Helix Energy Solutions Group, Inc.(a)(L)	416,400
2,000	Noble Energy, Inc.	201,120
2,000	Occidental Petroleum Corp.	179,720
10,000	Rowan Cos., Inc.(L)	467,500

		1,696,740

Petroleum Refining (1.2%):
6,000	Tidewater, Inc.(L)	390,180

Pharmaceuticals (2.8%):
10,000	HealthExtras, Inc.(a)(L)	301,400
10,000	Pharmaceutical Product Development, Inc.	429,000
10,000	Valeant Pharmaceuticals International(a)(L)	171,100

		901,500

Software (1.7%):
10,000	Adobe Systems, Inc.(a)	393,900
5,000	Citrix Systems, Inc.(a)(L)	147,050

		540,950

Telecommunications (0.9%):
5,000	Anixter International, Inc.(a)(L)	297,450

Textile — Apparel (1.2%):
8,000	Coach, Inc.(a)	231,040
4,000	Guess?, Inc.	149,800

		380,840

Utilities (2.6%):
12,000	MDU Resources Group, Inc.	418,320
15,000	Southern Union Co.	405,300

		823,620

Total Common Stocks		15,099,680

Preferred Stocks (10.1%):
Diversified Financial Services (8.6%):
15,000	Bank of America Corp., 8.20%	372,150
25,000	Barclays Bank PLC, 8.13%(L)	614,750
15,000	Fifth Third Capital Trust VII, 8.88%	318,750
14,000	Merrill Lynch & Co., 8.63%	324,800
25,000	Morgan Stanley Capital Trust VI, 6.60%	472,500
10,000	Regions Financing Trust III., 8.88%	227,500
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
BALANCED FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
Preferred Stocks — Continued
Diversified Financial Services — Continued
$20,000	Wachovia Preferred Funding Corp., 7.25%	$383,000

		2,713,450

Insurance (1.5%):
28,000	AEGON NV, 6.38%	478,800

Total Preferred Stocks		3,192,250

Corporate Bonds (11.5%):
Financial Services (10.1%):
400,000	American Express Credit Corp., 5.88%, 5/2/13	397,670
600,000	American General Financial Services, 6.90%, 12/15/17	522,939
500,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18 (b)	494,017
400,000	International Lease Finance Corp., 6.38%, 3/25/13	365,107
500,000	KeyCorp, 6.50%, 5/14/13	446,430
500,000	Regions Bank, 7.50%, 5/15/18	497,408
500,000	Wachovia Corp., 5.25%, 8/1/14	465,544

		3,189,115

Retail (1.4%):
500,000	Home Depot, Inc., 5.40%, 3/1/16	459,126

Total Corporate Bonds		3,648,241

U.S. Government Agency Obligations (10.1%):
	Fannie Mae (0.4%):
125,000	7.25%, 1/15/10 (L)	132,944

	Federal Farm Credit Bank (1.3%):
400,000	5.38%, 3/20/14	405,433

	Federal Home Loan Bank (3.6%)
750,000	4.63%, 11/21/08	755,896
400,000	4.20%, 6/26/13	397,463

		1,153,359

	Freddie Mac (4.8%)
750,000	5.13%, 10/15/08	755,698
750,000	5.60%, 9/26/13	754,279

		1,509,977

Total U.S. Government Agency Obligations		3,201,713

U.S. Treasury Obligations (5.2%):
	U.S. Treasury Notes (5.2%)
1,000,000	5.13%, 6/30/11 (L)	1,062,812
550,000	4.88%, 2/15/12 (L)	583,172

Total U.S. Treasury Obligations		1,645,984

Investment Company (15.9%):
5,037,127	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	5,037,127

Total Investment Companies		5,037,127

Pool Of Investments Held As Collateral For Loaned Securities (25.3%):
8,014,767	Securities Lending Quality Trust	8,014,767

Total Pool Of Investments Held As Collateral For Loaned Securities		8,014,767

Total Investments — 125.7% (Cost $37,203,030)(c)		39,839,762

Liabilities in excess of other assets — (25.7)%		(8,135,177)

NET ASSETS — 100.0%		$31,704,585

(a)	Non-income producing securities.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed illiquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.

See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
CORE EQUITY FUND

	Security
Shares	Description	Value
Common Stocks (92.6%):
Advertising (1.8%):
36,300	Omnicom Group, Inc.(L)	$1,629,144

Banks (4.2%):
37,100	Bank of America Corp.	885,577
49,000	BB&T Corp.(L)	1,115,730
52,900	J.P. Morgan Chase & Co.	1,814,999

		3,816,306

Biotechnology (1.8%):
21,900	Genentech, Inc.(a)	1,662,210

Broadcasting (3.2%):
152,900	Comcast Corp., Class A	2,900,513

Chemicals-Specialty (2.8%):
25,700	Air Products & Chemicals, Inc.(L)	2,540,702

Communications (1.3%):
34,000	AT&T, Inc.	1,145,460

Computers (5.6%):
54,900	Hewlett-Packard Co.	2,427,129
22,800	International Business Machines Corp.	2,702,484

		5,129,613

Consumer Durables (0.8%):
10,700	Mohawk Industries, Inc.(a)(L)	685,870

Diversified Manufacturing (6.0%):
41,500	3M Co.	2,887,985
96,300	General Electric Co.	2,570,247

		5,458,232

Electrical Equipment (2.4%):
45,000	Emerson Electric Co.	2,225,250

Energy (2.2%):
23,000	Peabody Energy Corp.(L)	2,025,150

Financial Services (5.4%):
25,300	Capital One Financial Corp.(L)	961,653
27,500	Merrill Lynch & Co., Inc.	872,025
52,900	Moody’s Corp.(L)	1,821,876
21,100	Prudential Financial, Inc.	1,260,514

		4,916,068

Food & Beverage (6.0%):
52,600	H.J. Heinz Co.	2,516,910
46,700	PepsiCo, Inc.	2,969,653

		5,486,563

Household Products (3.3%):
27,300	Kimberly-Clark Corp.	1,631,994
22,100	Procter & Gamble Co.	1,343,901

		2,975,895

Housing (0.5%):
37,975	D.R. Horton, Inc.(L)	412,029

Information Technology Services (2.8%):
36,800	Avnet, Inc.(a)	1,003,904
33,700	FISERV, Inc.(a)	1,528,969

		2,532,873

Insurance (4.9%):
26,850	AFLAC, Inc.	1,686,180
58,600	American International Group, Inc.	1,550,556
25,100	Chubb Corp.(L)	1,230,151

		4,466,887

Machinery (1.4%):
35,100	Ingersoll Rand Company Ltd., Class A(L)	1,313,793

Medical Services (6.5%):
41,600	Cardinal Health, Inc.(L)	2,145,728
37,600	Medtronic, Inc.	1,945,800
70,800	UnitedHealth Group, Inc.	1,858,500

		5,950,028

Oil & Gas Exploration Services (2.2%):
12,900	Transocean, Inc.(a)(L)	1,965,831

Oil Comp-Intergrated (9.1%):
41,800	ChevronTexaco Corp.	4,143,634
13,800	ConocoPhillips	1,302,582
32,400	Exxon Mobil Corp.	2,855,412

		8,301,628

Pharmaceuticals (4.7%):
56,200	Abbott Laboratories	2,976,914
29,100	Eli Lilly & Co.	1,343,256

		4,320,170

Real Estate Investment Trusts (1.0%):
60,625	Annaly Capital Management, Inc.(L)	940,294

Retail (2.5%):
27,800	Kohl’s Corp.(a)(L)	1,113,112
36,400	Walgreen Co.(L)	1,183,364

		2,296,476

Semiconductors (2.1%):
67,800	Texas Instruments, Inc.	1,909,248

Software (2.9%):
96,100	Microsoft Corp.	2,643,711

Telecommunications (2.4%):
94,500	Cisco Systems, Inc.(a)	2,198,070

Utilities (2.8%):
72,225	Southern Co.	2,522,097

Total Common Stocks		84,370,111

Investment Companies (6.8%):
1,980,078	Federated Trust U.S. Treasury Obligations Fund	1,980,078
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
CORE EQUITY FUND (CONCLUDED)

	Security
Shares	Description	Value
Investment Companies — Continued
4,244,521	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	$4,244,521

Total Investment Companies		6,224,599

Pool Of Investments Held As Collateral For Loaned Securities (13.1%):
11,888,852	Securities Lending Quality Trust	11,888,852

Total Pool Of Investments Held As Collateral For Loaned Securities		11,888,852

Total Investments — 112.5% (Cost $89,935,144)(b)		102,483,562

Liabilities in excess of other assets — (12.5)%		(11,380,386)

NET ASSETS — 100.0%		$91,103,176

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
LARGE CAP GROWTH FUND

	Security
Shares	Description	Value
Common Stocks (96.4%):
Air Courier Services (2.1%):
6,700	Fedex Corp.(L)	$527,893

Chemicals (5.2%):
13,500	Praxair, Inc.	1,272,240

Commercial Services (2.1%):
19,000	Cintas Corp.	503,690

Computers (3.2%):
36,200	Dell, Inc.(a)(L)	792,056

Diversified Manufacturing (6.8%):
10,500	3M Co.	730,695
15,100	Illinois Tool Works, Inc.(L)	717,401
5,800	Tyco International Ltd.(L)	232,232

		1,680,328

Electrical Components & Equipment (2.6%):
13,000	Koninklijke (Royal) Philips Electronics NV	439,400
5,800	Tyco Electronics Ltd.	207,756

		647,156

Financial Services (3.4%):
40,200	Charles Schwab Corp.	825,708

Food & Beverage (11.5%):
13,700	General Mills, Inc.	832,549
12,500	PepsiCo, Inc.	794,875
27,700	Safeway, Inc.(L)	790,835
18,000	Whole Foods Market, Inc.(L)	426,420

		2,844,679

Information Technology Services (7.5%):
16,000	eBay, Inc.(a)	437,280
15,000	FISERV, Inc.(a)(L)	680,550
23,000	Paychex, Inc.	719,440

		1,837,270

Medical Services (13.2%):
11,000	Amgen, Inc.(a)	518,760
70,000	Boston Scientific Corp.(a)	860,300
15,500	Medtronic, Inc.(L)	802,125
6,700	Roche Holding AG — SP ADR	605,144
18,000	UnitedHealth Group, Inc.	472,500

		3,258,829

Oil-Field Services (10.2%):
12,200	Schlumberger Ltd.	1,310,646
20,500	Suncor Energy, Inc.	1,191,460

		2,502,106

Pharmaceuticals (5.7%):
14,000	Eli Lilly & Co.	646,240
11,800	Johnson & Johnson	759,212

		1,405,452

Restaurants (1.6%):
24,500	Starbucks Corp.(a)(L)	385,630

Retail (7.5%):
18,800	Family Dollar Stores, Inc.(L)	374,872
32,600	Staples, Inc.(L)	774,250
15,100	Target Corp.	701,999

		1,851,121

Semiconductors (5.2%):
28,500	Intel Corp.	612,180
20,700	Linear Technology Corp.(L)	674,199

		1,286,379

Software (4.1%):
36,800	Microsoft Corp.	1,012,368

Telecommunications (4.5%):
48,000	Cisco Systems, Inc.(a)(L)	1,116,480

Total Common Stocks		23,749,385

Investment Companies (2.3%):
577,389	Goldman Sachs Financial Square Funds, Prime Obligations Fund	577,389

Total Investment Companies		577,389

Pool Of Investments Held As Collateral For Loaned Securities (22.4%):
5,515,452	Securities Lending Quality Trust	5,515,452

Total Pool Of Investments Held As Collateral For Loaned Securities		5,515,452

Total Investments — 121.1% (Cost $32,572,719)(b)		29,842,226

Liabilities in excess of other assets — (21.1)%		(5,197,764)

NET ASSETS — 100.0%		$24,644,462

(a)	Non-income producing securities.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.

ADR	American Depository Receipt
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
GROWTH OPPORTUNITIES FUND

	Security
Shares	Description	Value
Common Stocks (78.3%):
Aerospace & Defense (1.7%):
12,000	Alliant Techsystems, Inc.(b)(L)	$1,220,160

Biotechnology (2.0%):
25,000	Biogen Idec, Inc.(b)	1,397,250

Chemicals (1.5%):
20,000	Sigma-Aldrich Corp.(L)	1,077,200

Communications (2.5%):
19,000	L-3 Communications Holdings, Inc.	1,726,530

Financial Services (1.5%):
12,000	Affiliated Managers Group, Inc.(b)(L)	1,080,720

Food & Beverage (6.3%):
75,000	Safeway, Inc.(L)	2,141,250
65,000	The Hain Celestial Group, Inc.(b)	1,526,200
25,000	The Pepsi Bottling Group, Inc.(L)	698,000

		4,365,450

Health Care Services (3.6%):
30,000	Cerner Corp.(b)(L)	1,355,400
30,000	Psychiatric Solutions, Inc.(b)(L)	1,135,200

		2,490,600

Household Products (1.2%):
15,000	Church & Dwight Co., Inc.(L)	845,250

Industrial (5.9%):
25,000	AGCO Corp.(b)(L)	1,310,250
20,000	Peabody Energy Corp.(L)	1,761,000
20,000	Snap-on, Inc.	1,040,200

		4,111,450

Information Technology Services (5.2%):
40,000	Cognizant Technology Solutions Corp.(b)	1,300,400
6,500	Equinix, Inc.(b)(L)	579,930
15,000	FactSet Research Systems, Inc.(L)	845,400
20,000	FISERV, Inc.(b)	907,400

		3,633,130

Insurance (4.7%):
12,000	Everest Re Group Ltd.	956,520
65,000	HCC Insurance Holdings, Inc.	1,374,100
40,000	W.R. Berkley Corp.	966,400

		3,297,020

Internet Security (2.2%):
80,000	Symantec Corp.(b)	1,548,000

Manufacturing — Diversified (5.1%):
7,500	Eaton Corp.	637,275
18,000	Joy Global, Inc.	1,364,940
14,000	Roper Industries, Inc.(L)	922,320
12,000	Terex Corp.(b)(L)	616,440

		3,540,975

Medical Products (4.0%):
10,000	Charles River Laboratories International, Inc.(b)	639,200
55,000	PSS World Medical, Inc.(b)(L)	896,500
20,000	Stryker Corp.(L)	1,257,600

		2,793,300

Medical Services (1.6%):
25,000	West Pharmaceutical Services, Inc.(L)	1,082,000

Oil & Gas Exploration Services (8.6%):
20,000	Forest Oil Corp.(b)(L)	1,490,000
40,000	Helix Energy Solutions Group, Inc.(b)(L)	1,665,600
14,000	Noble Energy, Inc.	1,407,840
30,000	Rowan Cos., Inc.(L)	1,402,500

		5,965,940

Petroleum Refining (1.9%):
20,000	Tidewater, Inc.(L)	1,300,600

Pharmaceuticals (4.6%):
30,000	HealthExtras, Inc.(b)(L)	904,200
40,000	Pharmaceutical Product Development, Inc.	1,716,000
35,000	Valeant Pharmaceuticals International(b)(L)	598,850

		3,219,050

Software (4.8%):
50,000	Adobe Systems, Inc.(b)	1,969,500
48,000	Citrix Systems, Inc.(b)	1,411,680

		3,381,180

Telecommunications (1.7%):
20,000	Anixter International, Inc.(b)(L)	1,189,800

Textile — Apparel (2.6%):
30,000	Coach, Inc.(b)	866,400
26,000	Guess?, Inc.(L)	973,700

		1,840,100

Utilities (5.1%):
55,000	MDU Resources Group, Inc.	1,917,300
60,000	Southern Union Co.(L)	1,621,200

		3,538,500

Total Common Stocks		54,644,205

Preferred Stocks (7.9%):
Diversified Financial Services (7.9%):
50,000	Bank of America Corp., 8.20%	1,240,500
50,000	Barclays Bank PLC, 8.13%(L)	1,229,500
50,000	Merrill Lynch & Co., 8.63%	1,160,000
40,000	Regions Financing Trust III., 8.88%	910,000
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
GROWTH OPPORTUNITIES FUND (CONCLUDED)

	Security
Shares	Description	Value
Preferred Stocks — Continued
Diversified Financial Services — Continued
42,000	Wachovia Corp., 8.00%	$941,640

Total Preferred Stocks		5,481,640

Investment Company (14.2%):
9,899,703	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	9,899,703

Total Investment Companies		9,899,703

Pool Of Investments Held As Collateral For Loaned Securities (25.1%):
17,478,292	Securities Lending Quality Trust	17,478,292

Total Pool Of Investments Held As Collateral For Loaned Securities		17,478,292

Total Investments — 125.5% (Cost $76,521,900)(a)		87,503,840

Liabilities in excess of other assets — (25.5)%		(17,755,053)

NET ASSETS — 100.0%		$69,748,787

(b)	Non-income producing securities.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
SMALL COMPANY FUND

	Security
Shares	Description	Value
Common Stocks (93.5%):
Aerospace & Defense (1.1%):
5,700	DRS Technologies, Inc.	$448,704

Automotive (2.0%):
20,700	Clarcor, Inc.(L)	726,570
10,168	Modine Manufacturing Co.(L)	125,778

		852,348

Banks (9.7%):
24,550	Bancorpsouth, Inc.(L)	429,379
50,650	Bank Mutual Corp.(L)	508,526
16,400	Cullen/Frost Bankers, Inc.(L)	817,540
19,800	MB Financial, Inc.(L)	444,906
27,300	National Penn Bancshares, Inc.(L)	362,544
29,300	Texas Capital Bancshares, Inc.(a)(L)	468,800
15,850	United Bankshares, Inc.(L)	363,758
25,400	Wilmington Trust Corp.(L)	671,576

		4,067,029

Broadcasting (0.3%):
15,245	Outdoor Channel Holdings, Inc.(a)(L)	106,410

Chemicals (3.4%):
16,700	Albemarle Corp.(L)	666,497
23,100	Arch Chemicals, Inc.	765,765

		1,432,262

Commercial Services (2.5%):
25,650	Providence Service Corp.(a)(L)	541,471
17,600	Steiner Leisure Ltd.(a)	498,960

		1,040,431

Computers (1.0%):
23,100	Avocent Corp.(a)(L)	429,660

Diversified Manufacturing (3.4%):
34,800	Barnes Group, Inc.(L)	803,532
30,800	Worthington Industries, Inc.(L)	631,400

		1,434,932

Electrical Components & Equipment (5.5%):
88,700	Entegris, Inc.(a)(L)	580,985
8,300	Hubbell, Inc., Class B(L)	330,921
74,800	Kemet Corp.(a)(L)	242,352
18,300	Littlefuse, Inc.(a)(L)	577,365
23,300	Park Electrochemical Corp.(L)	566,423

		2,298,046

Energy (9.5%):
15,800	Encore Acquisition Co.(a)	1,188,002
12,100	Foundation Coal Holdings, Inc.(L)	1,071,818
26,700	St. Mary Land & Exploration Co.(L)	1,725,888

		3,985,708

Engineering Services (1.4%):
25,900	Tetra Tech, Inc.(a)	585,858

Financial Services (1.0%):
24,500	Calamos Asset Management, Inc., Class A(L)	417,235

Food & Beverage (5.1%):
25,650	Corn Products International, Inc.(L)	1,259,671
10,900	Lance, Inc.(L)	204,593
13,800	Sensient Technologies Corp.(L)	388,608
9,450	Weis Markets, Inc.	306,842

		2,159,714

Household Products (1.7%):
12,400	Church & Dwight Co., Inc.(L)	698,740

Housing (0.9%):
18,000	The Ryland Group, Inc.(L)	392,580

Information Technology Services (2.1%):
11,600	CACI International, Inc., Class A(a)(L)	530,932
10,400	Syntel, Inc.(L)	350,688

		881,620

Insurance (3.0%):
19,700	Arthur J. Gallagher & Co.(L)	474,770
19,500	Assured Guaranty Ltd.(L)	350,805
23,400	Selective Insurance Group, Inc.(L)	438,984

		1,264,559

Machinery (1.8%):
25,650	Tennant Co.(L)	771,296

Medical Products (1.6%):
15,900	West Pharmaceutical Services, Inc.(L)	688,152

Medical Services (6.3%):
10,400	Datascope Corp.	488,800
14,400	Edwards Lifesciences Corp.(a)(L)	893,376
37,700	Odyssey Healthcare, Inc.(a)(L)	367,198
30,800	Steris Corp.(L)	885,808

		2,635,182

Petroleum Refining (2.6%):
17,000	Tidewater, Inc.(L)	1,105,510

Pharmaceuticals (1.5%):
32,700	K-V Pharmaceutical Co., Class A(a)(L)	632,091

Real Estate Investment Trusts (2.4%):
8,100	Home Properties of New York, Inc.	389,286
6,300	Mack-Cali Realty Corp.	215,271
61,700	MFA Mortgage Investments, Inc.(L)	402,284

		1,006,841

Retail (8.9%):
44,100	Ann Taylor Stores Corp.(a)	1,056,636
30,000	Casey’s General Stores, Inc.(L)	695,100
15,400	Columbia Sportswear Co.(L)	565,950
42,000	Foot Locker, Inc.(L)	522,900
30,800	Tractor Supply Co.(a)(L)	894,432

		3,735,018

Semiconductors (2.2%):
35,900	Microsemi Corp.(a)(L)	903,962

Software (2.9%):
16,500	ACI Worldwide, Inc.(a)(L)	290,235
20,700	Micros Systems, Inc.(a)(L)	631,143
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
SMALL COMPANY FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
Software — Continued
10,900	National Instruments Corp.	$309,233

		1,230,611

Telecommunications (1.0%):
6,700	Anixter International, Inc.(a)(L)	398,583

Transportation (3.0%):
43,750	Werner Enterprises, Inc.(L)	812,875
45,100	Winnebago Industries, Inc.(L)	459,569

		1,272,444

Utilities (5.7%):
21,000	IDACORP, Inc.(L)	606,690
18,300	Integrys Energy Group, Inc.(L)	930,189
40,800	Westar Energy, Inc.(L)	877,608

		2,414,487

Total Common Stocks		39,290,013

Exchange Traded Funds (1.8%):
United States (1.8%):
10,800	iShares Russell 2000(L)	745,524

Total Exchange Traded Funds		745,524

Investment Companies (5.4%):
371,228	Federated Trust U.S. Treasury Obligations Fund	371,228
1,920,777	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	1,920,777

Total Investment Companies		2,292,005

Pool Of Investments Held As Collateral For Loaned Securities (26.7%):
11,228,210	Securities Lending Quality Trust	11,228,210

Total Pool Of Investments Held As Collateral For Loaned Securities		11,228,210

Total Investments — 127.4% (Cost $45,726,360)(b)		53,555,752

Liabilities in excess of other assets — (27.4)%		(11,513,365)

NET ASSETS — 100.0%		$42,042,387

(a)	Non-income producing securities. Variable rate securities. The rate reflected is the rate in effect at June 30, 2008.

(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
INTERNATIONAL EQUITY FUND

	Security
Shares	Description	Value
Foreign Stock and Warrants (87.9%):
Australia (3.3%):
37,817	BHP Billiton Ltd.	$1,583,848
11,092	Rio Tinto Ltd.	1,440,437

		3,024,285

Austria (0.3%):
4,796	Erste Bank der oesterreichischen Sparkassen AG	298,542

Belgium (1.5%):
23,859	Fortis	381,624
8,876	Fortis Strip VVPR(a)	140
5,202	Inbev	360,995
9,476	Telenet Group Holding NV(a)	214,672
8,524	Umicore	421,369

		1,378,800

Bermuda (1.2%):
580,000	Fibrechem Technologies Ltd.	285,693
103,810	Hiscox Ltd.	430,035
63,000	VTech Holdings Ltd.	379,762

		1,095,490

Brazil (1.3%):
19,040	Cemig SA	467,432
59,300	JHSF Participacoes SA	294,169
5,400	Petroleo Brasileiro SA ADR	382,482

		1,144,083

Cayman Islands (0.5%):
366,000	Chaoda Modern Agriculture (Holdings) Ltd.	461,901

Denmark (0.4%):
13,098	Danske Bank	378,891

Finland (0.8%):
29,745	Nokia OYJ	725,362

France (7.9%):
29,535	Axa	876,937
11,867	BNP Paribas	1,074,980
5,644	Bouygues SA	374,608
20,655	France Telecom SA	608,399
7,594	Groupe DANONE	533,206
9,312	Groupe Steria SCA(a)	257,282
10,177	Societe Generale	885,841
20,690	Total SA	1,765,425
1,189	Vallourec SA	417,254
6,528	Vinci SA	400,806

		7,194,738

Germany (8.8%):
6,896	Allianz AG	1,213,857
9,000	BASF AG	618,183
7,443	Bayer AG	625,015
16,480	Commerzbank AG	489,574
5,324	Continental AG	543,128
7,450	Deutsche Bank AG	638,387
29,693	Deutsche Telekom AG	487,092
4,523	E.ON AG	912,077
4,690	Man AG	519,799
6,740	MorphoSys AG(a)	441,517
7,864	Siemens AG	868,110
3,534	Software AG	213,364
32,007	Wirecard AG(a)	408,150

		7,978,253

Greece (1.2%):
22,664	Intralot SA Integrated Lottery	388,913
23,806	Mytilineos Holdings SA	275,838
8,781	National Bank of Greece SA	395,626

		1,060,377

Hong Kong (1.5%):
638,680	Alco Holdings Ltd.(b)	179,391
1,696,000	Champion Technology Holdings Ltd.	228,396
526,857	Cheuk Nang Holdings Ltd.(b)	307,451
358,000	Chow Sang Sang Holdings International Ltd.	362,729
1,162,000	Victory City International Holdings Ltd.	312,966

		1,390,933

Indonesia (0.6%):
799,000	PT Bank Mandiri	225,437
8,400	PT Telekomunikasi Indonesia — SP ADR	270,900

		496,337

Ireland (0.3%):
26,373	Anglo Irish Bank Corp. PLC	247,039

Italy (2.0%):
123,490	Banca Intesa SPA	640,099
16,577	Fiat SPA	271,673
146,919	Unicredito Italiano SPA	899,162

		1,810,934

Japan (12.6%):
19,200	Canon, Inc.	987,398
29,800	Honda Motor Co. Ltd.	1,013,262
21,600	Hoya Corp.	499,463
7,300	Ibiden Co. Ltd.	265,405
14,600	Komatsu Ltd.	407,045
6,900	Kurita Water Industries Ltd.	255,411
19,400	Leopalace21 Corp.	277,743
96,000	Marubeni Corp.	802,034
87,000	Mitsubishi Tokyo Financial Group, Inc.	771,094
34,000	Mitsui O.S.K. Lines Ltd.	484,525
108	Mizuho Financial Group, Inc.	504,549
11,500	Murata Manufacturing Co. Ltd.	541,584
1,700	Nintendo Co. Ltd.	959,122
7,400	Nitto Denko Corp.	284,374
251	NTT DoCoMo, Inc.	368,805
3,860	Orix Corp.	552,260
68	Sumitomo Mitsui Financial Group, Inc.	511,745
19,200	Tokyo Seimitsu Co. Ltd.	310,868
33,800	Toyota Motor Corp.	1,594,970

		11,391,657

Luxembourg (0.6%):
12,106	Espirito Santo Financial Group SA	300,744
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
INTERNATIONAL EQUITY FUND

	Security
Shares	Description	Value
Foreign Stock and Warrants — Continued
Luxembourg — Continued
2,400	Millicom International Cellular SA	$248,400

		549,144

Malaysia (1.3%):
719,700	Evergreen Fibreboard Berhad	290,966
188,400	IOI Corp. Berhad	429,887
837,100	TA Enterprise Berhad	258,950
378,200	Uchi Technologies Berhad	232,827

		1,212,630

Mexico (0.3%):
5,300	America Movil — ADR, Series L	279,575

Netherlands (2.5%):
4,491	Fugro NV	383,559
26,808	ING Groep NV	854,843
16,791	Koninklijke Ahold NV	225,748
6,637	Nutreco Holding NV	446,263
9,954	Smartrac NV(a)	333,785

		2,244,198

Norway (2.2%):
23,300	DnB NOR ASA	296,565
29,800	Norsk Hydro ASA	435,489
32,060	Prosafe ASA	318,012
31,040	Prosafe Production Public Ltd.(a)	179,859
19,363	Statoil ASA	722,247

		1,952,172

Philippines (0.2%):
218,500	Metropolitan Bank & Trust Co.	160,662

Portugal (0.3%):
98,773	Banif SGPS SA	273,678

Russian Federation (0.6%):
9,550	OAO Gazprom — SP ADR(a)	553,900

Singapore (2.8%):
1,329,000	Asia Enterprises Holding Ltd.(b)	376,169
504,000	ASL Marine Holdings Ltd.	463,167
738,500	CSE Global Ltd.	570,082
219,600	Ezra Holdings Ltd.	427,834
339,000	Tat Hong Holdings Ltd.	473,533
202,000	Wing Tai Holdings Ltd.	239,097

		2,549,882

South Korea (1.7%):
8,031	Hana Financial Group, Inc.	309,062
1,263	Hyundai Mipo Dockyard Co. Ltd.	247,552
6,950	Kookmin Bank — ADR	406,644
6,235	Korea Polyol Co. Ltd.	330,856
5,452	LS Industrial Systems Co. Ltd.	267,935

		1,562,049

Spain (0.9%):
9,494	Repsol YPF SA	374,110
4,710	Tecnicas Reunidas SA	394,848

		768,958

Sweden (2.6%):
44,600	Alfa Laval AB	694,491
27,600	Atlas Copco AB, Class B	367,887
7,250	Hennes & Mauritz AB	393,171
25,400	Sandvik AB	348,055
20,200	SSAB Svenskt Stal AB, Series B	577,085

		2,380,689

Switzerland (6.0%):
25,032	ABB Ltd.(a)	712,259
7,176	Compagnie Financiere Richemont SA, Class A	399,799
14,690	Credit Suisse Group	674,592
5,223	Holcim Ltd.	423,189
4,250	Kuehne & Nagel International AG	403,860
32,560	Nestle SA	1,471,624
35,658	UBS AG(a)	748,563
2,485	Zurich Financial Services AG	636,275

		5,470,161

Taiwan (1.7%):
54,338	Hon Hai Precision Industry Co. Ltd.	535,273
54,423	Taiwan Semiconductor Manufacturing Co. — ADR	593,755
255,256	Wistron Corp.	365,024

		1,494,052

Thailand (0.4%):
219,900	Bank of Ayudhya Public Co. Ltd.(a)	144,844
300,000	Bank of Ayudhya Public Co. Ltd.(a)	201,198

		346,042

United Kingdom (19.6%):
30,935	Alliance & Leicester PLC	181,750
14,417	Anglo American PLC	1,012,414
52,403	Aviva PLC	522,872
115,972	Barclays PLC	673,276
48,027	BG Group PLC	1,250,150
167,884	BP PLC	1,950,137
82,346	Bradford & Bingley PLC	105,780
344,829	Charlemagne Capital Ltd.	298,741
43,399	Halfords Group PLC	232,289
90,312	HBOS PLC	496,427
95,570	HSBC Holdings PLC	1,476,538
42,154	IMI PLC	366,458
12,559	Imperial Tobacco Group PLC	467,983
84,113	Legal & General Group PLC	167,854
27,044	Marks & Spencer Group PLC	176,932
35,536	National Grid PLC	467,458
25,048	Persimmon PLC	157,638
49,763	Prudential PLC	528,244
9,004	Reckitt Benckiser Group PLC	456,378
69,577	Rolls-Royce Group PLC	473,214
259,434	Royal Bank of Scotland Group PLC	1,110,878
35,290	Royal Dutch Shell PLC	1,419,725
14,708	Scottish and Southern Energy PLC	410,972
16,170	Standard Chartered PLC	460,519
39,275	Umeco PLC	413,001
19,062	Unit 4 Agresso NV	477,750
20,472	Vedanta Resources PLC	891,682
See notes to schedules of portfolio investments.

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2008 (Unaudited)
INTERNATIONAL EQUITY FUND (CONCLUDED)

Shares or
Principal	Security
Amount	Description	Value
Foreign Stock and Warrants — Continued
United Kingdom — Continued
368,322	Vodafone Group PLC	$1,094,088

		17,741,148

Total Foreign Stock and Warrants		79,616,562

Exchange Traded Funds (10.9%):
France (3.6%):
43,452	streetTRACKS MSCI Europe Health Care ETF Fund	3,271,897

Ireland (0.4%):
11,829	iShares MSCI Turkey	350,516

Jersey (0.6%):
56,536	ETFS Agriculture DJ-AIGSM(a)	558,152

Singapore (0.3%):
55,300	iShares MSCI India	315,210

United States (6.0%):
206,692	iShares MSCI Japan Index Fund	2,579,516
43,100	iShares MSCI Malaysia Index Fund	446,085
35,171	iShares MSCI Spain Index Fund	1,903,455
5,420	SPDR Gold Trust	495,388

		5,424,444

Total Exchange Traded Funds		9,920,219

Mutual Funds (0.4%):
United States (0.4%):
32,280	The Thai Capital Fund, Inc.	358,954

Total Mutual Funds		358,954

Rights (0.0%):
United Kingdom (0.0%):
24,851	Barclays PLC	3,950
36,124	HBOS PLC	7,734

		11,684

Total Rights

Warrants (0.0%):
Bermuda (0.0%):
340,186	Champion Technology Holdings Ltd.	1,003

Total Warrants		1,003

Total Investments — 99.2% (Cost $88,694,404)(c)		89,908,422

Other assets in excess of liabilities — 0.8%		689,909

NET ASSETS — 100.0%		$90,598,331

(a)	Non-income producing securities.

(b)	The security has been denied illiquid according to the policies and procedures accepted by the Board of Directors. The total value of illiquid securities represents 0.90% of net assets.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR	American Depositary Receipt

SPA	Standby Purchase Agreement
See notes to schedules of portfolio investments.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2008
1. Organization
First Focus Funds, Inc. (the “Company”) was organized in October 12, 1994, as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of eight series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund, the Small Company Fund, and the International Equity Fund (individually referred to as a “Fund” and collectively as the “Funds”). Each series represents a distinct portfolio with its own investment objectives and policies.
The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.
Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their respective vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”),a division of First National Bank of Omaha (“First National”), or Tributary Capital Management (“Tributary”), an affiliate of First National, collectively, the “Advisers,” assists the Board of Directors which is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. The International Equity Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.
In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

FIRST FOCUS FUNDS
Notes to Schedules of Investments (continued)
June 30, 2008
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2008:

			Level 2 - Other Significant		Level 3 - Significant
	Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Short Intermediate Bond Fund	$—	—	$64,423,446	—	—	—	$64,423,446	$—
Income Fund	—	—	72,873,064	—	—	—	72,873,064	—
Balanced Fund	23,329,057	—	16,510,705	—	—	—	39,839,762	—
Core Equity Fund	90,594,710	—	11,888,852	—	—	—	102,483,562	—
Large Cap Growth Fund	23,144,241	—	6,697,985	—	—	—	29,842,226	—
Growth Opportunities Fund	70,025,548	—	17,478,292	—	—	—	87,503,840	—
Small Company Fund	42,327,542	—	11,228,210	—	—	—	53,555,752	—
International Equity Fund	8,432,586	—	81,475,836	—	—	—	89,908,422	—
Total	257,853,684	—	282,576,390	—	—	—	540,430,074	—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Recently Issued Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
Securities Transactions and Investment Income
Securities transactions are recorded no later than one business day after trade date throughout the period. However, for financial reporting purposes, security transactions are reported on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities, and on foreign currency transactions, are determined by comparing the identified cost of the security lot sold with the net sale proceeds.
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to no less than 100% of the current fair value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral must be no less than 102% of the fair value of the loaned securities plus the accrued interest on debt securities. SSB must, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement.

FIRST FOCUS FUNDS
Notes to Schedules of Investments (continued)
June 30, 2008
According to the terms of the Lending Agreement, each Fund retains 70% of the income generated from the lending of its securities, of which a fee is allocated to First National based on number of transactions processed and which is approved by the Board of Directors, and SSB retains 30% of the respective securities lending income. For the fiscal period, First National received $11,908 for their lending services as custodian. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings. The value of loaned securities and related collateral outstanding at June 30, 2008, was as follows:

	Value of	Value of Security
Fund	Cash Collateral	Loaned
Short-Intermediate Bond Fund	$14,013,028	$13,759,273
Income Fund	14,422,453	14,164,343
Balanced Fund	8,154,033	8,014,767
Core Equity Fund	12,157,516	11,888,852
Large Cap Growth Fund	5,681,780	5,515,452
Growth Opportunities Fund	17,848,357	17,478,292
Small Company Fund	11,716,392	11,228,210
Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Trust at June 30, 2008, was as follows:

Fund	Fair Value
Short-Intermediate Bond Fund	$14,013,028
Income Fund	14,422,453
Balanced Fund	8,154,033
Core Equity Fund	12,157,516
Large Cap Growth Fund	5,681,780
Growth Opportunities Fund	17,848,357
Small Company Fund	11,716,392
3. Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
4. Federal Income Taxes
At June 30, 2008, the cost, gross unrealized appreciation and depreciation on securities and net unrealized appreciation and depreciation for federal income tax purposes were as follows:

FIRST FOCUS FUNDS
Notes to Schedules of Investments (concluded)
June 30, 2008

				Net Tax
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$64,636,828	$571,984	$(785,366)	$(213,382)
Income Fund	73,647,028	705,505	(1,479,469)	(773,964)
Balanced Fund	37,203,030	3,705,971	(1,069,239)	2,636,732
Core Equity Fund	89,938,865	21,355,662	(8,810,965)	12,544,697
Large Cap Growth Fund	32,599,743	577,608	(3,335,125)	(2,757,517)
Growth Opportunities Fund	76,521,900	13,254,907	(2,272,967)	10,981,940
Small Company Fund	46,062,635	10,317,672	(2,824,555)	7,493,117
International Equity Fund	89,557,618	11,486,368	(11,135,564)	350,804

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Focus Funds, Inc

By (Signature and Title)	/s/ Aaron Masek
Aaron Masek
Treasurer

Date	August 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Aaron Masek
Aaron Masek
Treasurer

Date	August 26, 2008

By (Signature and Title)	/s/ Mike Summers
Mike Summers
President

Date	August 24, 2008